UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2017

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

SEMIANNUAL REPORT March 31, 2017

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Strategic Municipals, Inc.	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2016 through March 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After previously rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally gave back a portion of their gains in October due to uncertainty in advance of U.S. elections. Meanwhile, prices of U.S. government securities began to decline in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. After the election in early November, equity markets rallied to a series of new highs as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

April 17, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from October 1, 2016 through March 31, 2017, as provided by Daniel Rabasco and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended March 31, 2017, Dreyfus Strategic Municipals, Inc. produced a total return of -3.28% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.258 per share, which reflects a distribution rate of 6.0%.2

Municipal bonds generally produced moderate losses during the reporting period amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund’s relatively long duration increased its sensitivity to market volatility.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in municipal obligations. Generally, the fund invests at least 50% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus in the case of short-term obligations having or deemed to have maturities of less than one year.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize reliance on interest-rate forecasting. We select municipal bonds based on fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values. Leverage, which is utilized in the portfolio in order to generate a higher level of current income exempt from regular federal income taxes, does amplify the fund’s exposure to interest-rate movements, and potentially, gains or losses, especially those among the longest maturities.

Political and Technical Factors Fueled Market Volatility

After municipal bonds produced generally strong returns earlier in 2016, volatility began to increase near the start of the reporting period when issuers came to market with a flood of new securities in anticipation of a short-term interest-rate hike from the Federal Reserve Board. Market declines accelerated in November after the unexpected election of a new presidential administration, which sparked uncertainty regarding potential changes in tax policy. Municipal bonds subsequently recouped some of their previous losses when supply-and-demand imbalances moderated and investors recognized that tax reform will take time and political capital to enact. However, better market performance later in the reporting period was not enough to fully offset earlier weakness.

DISCUSSION OF FUND PERFORMANCE (continued)

Credit conditions remained sound for most municipal bond issuers. Several states and municipalities are facing pressure from underfunded pension systems, but most have benefited from rising tax revenues and balanced operating budgets.

Emphasis on Income Helped Cushion Market Declines

The fund’s performance over the reporting period was supported by its emphasis on income, as higher-yielding holdings helped cushion the impact of price declines early in the reporting period. The fund achieved especially strong results through its focus on revenue-backed bonds from hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies.

On the other hand, the fund’s results were constrained to a degree by its average duration, which we had set in a position that we consider modestly long compared to market averages. Although this positioning helped the fund capture higher yields and participate more fully in the market rally later in the reporting period, it made the fund more sensitive to rising interest rates during the sharp sell-off in November. In addition, our bias toward higher-quality bonds limited the fund’s participation in some of the stronger areas of the market. The fund’s leveraging strategy magnified these shortfalls.

Near-Term Challenges May Create Long-Term Opportunities

The national municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective. However, we are aware that seasonal factors tend to weigh on market averages in the spring, when selling pressure increases to raise cash for income tax payments. Therefore, we are watchful for tactical opportunities to take advantage of bouts of market volatility to purchase municipal bonds from fundamentally sound issuers at attractive prices.

As of the end of the reporting period, we have maintained the fund’s emphasis on income through investments in higher-yielding, revenue-backed municipal bonds. We also have retained relatively light exposure to general obligation bonds, particularly from states and municipalities that are struggling with public pension funding shortfalls. We have continued to set the fund’s average duration in a modestly long position.

April 17, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until November 30, 2017, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.

2 Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

STATEMENT OF INVESTMENTS

March 31, 2017 (Unaudited)

Long-Term Municipal Investments - 153.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.0%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/45	5,000,000		5,103,050
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	2,000,000		2,007,140
Jefferson County, Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	1,876,850
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	6,000,000		7,078,380
				16,065,420
Alaska - 2.0%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	11,190,000		10,599,839
Arizona - 5.8%
Arizona Housing Finance Authority, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.55	12/1/41	1,160,000		1,178,467
Maricopa County Industrial Development Authority, Education Revenue (Paradise Schools Projects)	5.00	7/1/47	1,000,000	[b]	997,980
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/35	2,360,000	[b]	2,389,311
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	2,000,000	[b]	2,008,600
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Projects)	5.00	7/1/45	2,000,000	[b]	2,006,560
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	4,030,000		4,679,878
Tender Option Bond Trust Receipts (Series 2016-XM0447), (Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue) Recourse	5.00	1/1/38	17,207,871	[b,c]	17,743,016
				31,003,812
California - 17.5%
California, GO (Various Purpose)	5.75	4/1/31	10,800,000		11,811,096
California, GO (Various Purpose)	6.50	4/1/33	10,000,000		11,067,500
California, GO (Various Purpose)	6.00	11/1/35	7,500,000		8,426,550
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,366,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 17.5% (continued)
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	2,000,000	[b]	2,122,340
California Statewide Communities Development Authority, Student Housing Revenue (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II) (Prerefunded)	5.75	5/15/18	2,000,000	[d]	2,109,400
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	6,250,000		6,609,312
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	2,000,000		2,327,520
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,127,630
Tender Option Bond Trust Receipts (Series 2016-XM0369), (California Educational Facilities Authority, Revenue (University of Southern California)) Non-recourse	5.25	4/1/18	10,100,000	[b,c]	10,749,935
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,593,000
Tender Option Bond Trust Receipts (Series 2016-XM0434), (The Regents of the University of California, General Revenue) Recourse	5.00	5/15/38	10,000,000	[b,c]	11,380,300
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	5,826,549
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	7,300,000		7,299,781
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project) (Prerefunded)	5.88	1/1/19	3,500,000	[d]	3,795,190
				92,612,819
Colorado - 4.8%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	3,500,000	[d]	3,964,905
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	2,000,000		2,057,260

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 4.8% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/20	7,500,000	[b,c]	8,336,550
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Utilities System Improvement Revenue) Recourse	5.00	11/15/43	9,750,000	[b,c]	11,050,650
				25,409,365
Connecticut - .5%
Connecticut Health and Educational Facilities Authority, Revenue (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		2,752,625
District of Columbia - 5.2%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	38,500,000	[e]	5,139,750
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	19,997,609	[b,c]	22,664,409
				27,804,159
Florida - 7.2%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,600,000	[b]	1,683,056
Clearwater, Water and Sewer Revenue (Prerefunded)	5.25	12/1/19	5,000,000	[d]	5,533,250
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	6.00	6/15/44	5,000,000	[b]	5,081,200
Greater Orlando Aviation Authority, Airport Facilities Revenue	6.25	10/1/20	8,000,000		8,925,840
Miami-Dade County, Subordinate Special Obligation Revenue	0.00	10/1/45	3,000,000	[e]	808,260
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	6,000,000	[d]	7,463,220
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	6.00	8/1/20	6,500,000	[d]	7,474,480
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	1,000,000		1,133,990
				38,103,296
Georgia - 5.2%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	4,000,000		4,405,040
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	6,000,000	[d]	6,736,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 5.2% (continued)
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	5,055,000	[d]	5,341,214
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges and Universities Authority, Revenue (Emory University)) Recourse	5.00	10/1/43	10,000,000	[b,c]	11,318,200
				27,801,254
Hawaii - .9%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawai'i Pacific Health Obligated Group)	5.75	7/1/40	4,415,000		4,789,480
Idaho - .9%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,008,800
Illinois - 9.3%
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	5,000,000		5,609,150
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	3,000,000		3,123,210
Metropolitan Pier and Exposition Authority, Dedicated Tax Revenue (Capital Appreciation-McCormick Place Expansion Project) (Insured; MBIA Insurance Corporation)	0.00	12/15/36	2,500,000	[e]	980,825
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	3,000,000		3,138,630
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	18,100,000	[e]	2,682,058
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	1,650,000		1,658,861
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	3,500,000		3,529,120
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	5,050,000		5,741,850
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse	5.00	12/1/19	7,500,000	[b,c]	8,281,575
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue (The University of Chicago)) Non-recourse	5.00	10/1/40	12,000,000	[b,c]	13,416,480

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 9.3% (continued)
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,000,000	1,078,890
				49,240,649
Indiana - .3%
Indiana Finance Authority, Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,418,186
Iowa - 1.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	7,375,000	7,465,786
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,999,920
				9,465,706
Kentucky - .5%
Louisville/Jefferson County Metro Government, Health Facilities Revenue (Jewish Hospital and Saint Mary's HealthCare, Inc. Project) (Prerefunded)	6.13	2/1/18	2,300,000	[d] 2,400,602
Louisiana - 1.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	7,000,000	7,175,560
New Orleans, Sewerage Service Revenue	5.00	6/1/40	1,500,000	1,648,485
				8,824,045
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	3,000,000	3,403,260
Maryland - 2.6%
Maryland Health and Higher Educational Facilities Authority, Revenue (Adventist HealthCare Issue)	5.50	1/1/46	3,250,000	3,601,422
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/21	9,000,000	[b,c] 10,019,385
				13,620,807
Massachusetts - 7.3%
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	5,650,000	6,193,925
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue (Harvard University Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c] 11,431,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 7.3% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, Consolidated Loan) Non-recourse	5.00	4/1/19	8,600,000	[b,c]	9,803,914
Tender Option Bond Trust Receipts (Series 2016-XM0389), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue) Non-recourse	5.00	5/15/21	10,000,000	[b,c]	11,241,500
				38,671,039
Michigan - 8.2%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	3,000,000		3,222,720
Great Lakes Water Authority, Sewage Disposal System Second Lien Revenue	5.00	7/1/36	3,000,000		3,266,190
Michigan Finance Authority, HR (Beaumont Health Credit Group)	5.00	11/1/44	5,165,000		5,650,820
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/31	2,000,000		2,257,420
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	2,000,000		2,161,140
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,181,160
Michigan Hospital Finance Authority, HR (Henry Ford Health System) (Prerefunded)	5.63	11/15/19	5,000,000	[d]	5,564,250
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	4,340,000		4,228,549
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.88	6/1/42	5,000,000		5,035,950
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	4,000,000		3,755,520
Royal Oak Hospital Finance Authority, HR (William Beaumont Hospital Obligated Group) (Prerefunded)	8.25	9/1/18	5,500,000	[d]	6,056,105
				43,379,824

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 1.0%
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.15	12/1/38	39,183		39,962
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.30	12/1/39	105,122		106,746
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	4,190,000		4,509,739
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	810,000	[d]	881,086
				5,537,533
Mississippi - 2.1%
Mississippi Business Finance Corporation, PCR (System Energy Resources, Inc. Project)	5.88	4/1/22	5,720,000		5,745,054
Mississippi Development Bank, Special Obligation Revenue (Magnolia Regional Health Center Project)	6.50	10/1/31	5,000,000		5,604,050
				11,349,104
Missouri - 1.0%
Saint Louis Land Clearance Redevelopment Authority, Annual Appropriation Redevelopment Revenue (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/46	5,000,000		5,151,850
New Jersey - 4.2%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[b]	1,000,950
New Jersey Economic Development Authority, Revenue	5.25	6/15/27	4,000,000		4,208,800
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	3,250,000		3,306,063
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.25	9/15/29	3,375,000		3,615,739
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	3,170,000		3,285,990
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue	5.25	6/15/33	1,500,000		1,540,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 4.2% (continued)
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	5,500,000		5,385,545
				22,343,197
New Mexico - 1.5%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	7,000,000		7,744,800
New York - 11.4%
New York City Educational Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,309,560
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	5,000,000		5,534,100
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,000,000	[b]	7,339,360
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		525,655
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	3,500,000		3,719,520
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	3,000,000	[b]	3,018,450
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,255,920
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,686,650
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,718,900
Tender Option Bond Trust Receipts (Series 2016-XM0445), (New York City Municipal Water Finance Authority, Water and Sewer System General Resolution Revenue) Recourse	5.00	6/15/39	20,000,000	[b,c]	21,611,400
				60,719,515
North Carolina - .2%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Pennybryn at Maryfield)	5.00	10/1/35	1,005,000		1,020,698

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 10.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	19,800,000	[e]	1,321,254
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	14,690,000		14,687,062
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,360,000		2,605,440
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,490,000	[d]	1,699,554
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/29	3,955,000	[e]	2,688,728
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/31	3,955,000	[e]	2,488,130
Muskingum County, Hospital Facilities Revenue (Genesis HealthCare System Obligated Group Project)	5.00	2/15/22	4,590,000		4,971,704
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	1,900,000		1,981,966
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.63	2/1/36	3,000,000	[b]	2,860,260
Tender Option Bond Trust Receipts (Series 2016-XM0380), (Hamilton County, Sewer System Improvement Revenue (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse	5.00	6/1/33	17,000,000	[b,c]	19,215,270
				54,519,368
Oregon - .7%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	3,300,000		3,528,492
Pennsylvania - 1.6%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,175,000		1,182,038
Philadelphia, GO (Prerefunded)	6.50	8/1/20	3,550,000	[d]	4,151,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 1.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,236,850
				8,570,116
Rhode Island - 1.1%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligated Group Issue) (Insured; Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[d]	5,597,700
South Carolina - 6.9%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper) (Prerefunded)	5.50	1/1/19	9,205,000	[d]	9,914,982
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	6/1/37	15,000,000	[b,c]	15,652,350
Tender Option Bond Trust Receipts (Series 2016-XM0442), (Columbia, Waterworks and Sewer System Revenue) Recourse	5.00	2/1/40	10,000,000	[b,c]	11,045,900
				36,613,232
Tennessee - 4.5%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University) (Prerefunded)	5.50	10/1/19	7,000,000	[d]	7,747,320
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/21	5,000,000	[b,c]	5,608,200
Tender Option Bond Trust Receipts (Series 2016-XM0446), (Rutherford County Health and Educational Facilities Board, Revenue (Ascension Health Senior Credit Group)) Recourse	5.00	11/15/40	10,000,000	[b,c]	10,749,200
				24,104,720
Texas - 12.1%
Barclays Capital Municipal Trust Receipts (Series 28 W), (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse	5.00	8/15/40	8,507,701	[b,c]	9,213,648
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,500,000		1,629,690

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 12.1% (continued)
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	4,500,000		4,647,465
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	6.00	12/1/30	2,500,000		2,741,400
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,499,850
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue (Prerefunded)	5.25	12/1/18	10,000,000	[d]	10,699,100
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,206,100
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,344,265
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.)	6.00	11/15/36	295,000		324,848
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	5,188,062
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	965,000		998,186
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	2,435,000	[d]	2,523,975
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/21	16,750,000	[b,c]	18,739,062
Texas Department of Housing and Community Affairs, Home Mortgage Revenue (Collateralized: FHLMC, FNMA and GNMA)	12.42	7/2/24	100,000	[f]	105,118
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,300,000		1,381,289
				64,242,058
Virginia - 2.4%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	2,100,000		2,118,312

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Virginia - 2.4% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0448), (Virginia Small Business Financing Authority, Health Care Facilities Revenue (Sentara Healthcare)) Recourse	5.00	11/1/40	10,000,000	[b,c]	10,789,700
				12,908,012
Washington - 3.9%
Barclays Capital Municipal Trust Receipts (Series 27 B), (King County, Sewer Revenue) Recourse	5.00	1/1/29	3,998,716	[b,c]	4,471,396
Tender Option Bond Trust Receipts (Series 2016-XM0441), (King County, Limited Tax GO (Payable from Sewer Revenues)) Recourse	5.13	1/1/33	10,000,000	[b,c]	10,708,200
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,475,000	[d]	3,714,671
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/51	1,700,000	[b]	1,675,316
				20,569,583
West Virginia - .3%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	1,750,000		1,762,163
Wisconsin - .6%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	3,000,000		3,303,390
Wyoming - .3%
Wyoming Municipal Power Agency, Power Supply System Revenue (Prerefunded)	5.50	1/1/18	1,360,000	[d]	1,406,947
U.S. Related - 1.7%
Guam, LOR (Section 30) (Prerefunded)	5.75	12/1/19	2,000,000	[d]	2,234,240
Guam Housing Corporation, SFMR (Guaranteed Mortgage-Backed Securities Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000		997,636
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	2,000,000		2,119,260

Long-Term Municipal Investments - 153.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 1.7% (continued)
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000	3,654,945
				9,006,081
Total Investments (cost $751,150,808)			153.1%	812,373,546
Liabilities, Less Cash and Receivables			(26.2%)	(139,127,054)
Preferred Stock, at redemption value			(26.9%)	(142,500,000)
Net Assets Applicable to Common Shareholders			100.0%	530,746,492

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to $353,487,272, or 66.6% of net assets applicable to Common Shareholders.
c Collateral for floating rate borrowings.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at March 31, 2017.

Portfolio Summary (Unaudited) †	Value (%)
Education	25.7
Prerefunded	21.5
Utility-Water and Sewer	19.9
Special Tax	17.0
Health Care	15.3
Utility-Electric	15.2
Transportation Services	8.0
Industrial	7.8
State/Territory	5.9
Asset-Backed	4.0
Pollution Control	2.4
City	1.6
Resource Recovery	1.1
Housing	.7
County	.7
Other	6.3
153.1

† Based on net assets applicable to Common Shareholders.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	751,150,808	812,373,546
Cash		992,238
Interest receivable		12,773,698
Receivable for investment securities sold		1,048,016
Prepaid expenses		54,083
		827,241,581
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		397,323
Payable for floating rate notes issued—Note 3		148,574,397
Payable for investment securities purchased		4,255,360
Interest and expense payable related to floating rate notes issued—Note 3		541,615
Commissions payable—Note 1		62,533
Dividends payable to Preferred Shareholders		15,463
Accrued expenses		148,398
		153,995,089
Auction Preferred Stock, Series M,T,W,Th and F, par value $.001 per share (5,700 shares issued and outstanding at $25,000 per share liquidation value)—Note 1		142,500,000
Net Assets Applicable to Common Shareholders ($)		530,746,492
Composition of Net Assets ($):
Common Stock, par value, $.001 per share (61,990,031 shares issued and outstanding)		61,990
Paid-in capital		537,224,176
Accumulated undistributed investment income—net		1,425,567
Accumulated net realized gain (loss) on investments		(69,187,979)
Accumulated net unrealized appreciation (depreciation) on investments		61,222,738
Net Assets Applicable to Common Shareholders ($)		530,746,492
Shares Outstanding
(500 million shares authorized)		61,990,031
Net Asset Value Per Share of Common Stock ($)		8.56

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	19,501,256
Expenses:
Management fee—Note 2(a)	2,527,043
Interest and expense related to floating rate notes issued—Note 3	909,183
Commission fees—Note 1	135,186
Professional fees	67,573
Directors’ fees and expenses—Note 2(c)	51,427
Registration fees	40,240
Shareholders’ reports	31,886
Shareholder servicing costs	24,855
Custodian fees—Note 2(b)	22,663
Miscellaneous	28,745
Total Expenses	3,838,801
Less—reduction in expenses due to undertaking—Note 2(a)	(336,939)
Net Expenses	3,501,862
Investment Income—Net	15,999,394
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,206,141)
Net unrealized appreciation (depreciation) on investments	(32,336,751)
Net Realized and Unrealized Gain (Loss) on Investments	(33,542,892)
Dividends to Preferred Shareholders	(811,714)
Net (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(18,355,212)

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended March 31, 2017 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	19,695,359
Operating expenses paid	(2,628,260)
Dividends paid to Preferred Shareholders	(811,863)
Purchases of portfolio securities	(49,124,883)
Proceeds from sales of portfolio securities	47,284,922
Net Cash Provided by Operating Activities		14,415,275
Cash Flows from Financing Activities ($):
Dividends paid to Common Shareholders	(15,807,846)
Interest and expense related to floating rate notes issued paid	(871,243)
Net Cash Used in Financing Activities		(16,679,089)
Decrease in cash		(2,263,814)
Cash at beginning of period		3,256,052
Cash at end of period		992,238
Reconciliation of Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Decrease in Net Assets Applicable to Common Shareholders Resulting From Operations		(18,355,212)
Adjustments to reconcile net decrease in net assets applicable to Common Shareholders resulting from operations to net cash provided by operating activities ($):
Increase in investments in securities, at cost		(7,570,120)
Increase in receivable for investment securities sold		(1,048,016)
Decrease in payable for investment securities purchased		(988,028)
Increase in interest receivable		(313,557)
Increase in commissions payable and accrued expenses		2,425
Increase in prepaid expenses		(22,329)
Decrease in Due to The Dreyfus Corporation and affiliates		(15,677)
Decrease in dividends payable to Preferred Shareholders		(149)
Increase in payable for floating rate notes issued		9,000,000
Interest and expense related to floating rate notes issued		909,183
Net unrealized depreciation on investments		32,336,751
Net amortization of premiums on investments		480,004
Net Cash Provided by Operating Activities		14,415,275
Supplemental Disclosure Cash Flow Information ($):
Non-cash financing activities:
Reinvestment of dividends		181,097

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations ($):
Investment income—net	15,999,394	32,539,159
Net realized gain (loss) on investments	(1,206,141)	5,350,790
Net unrealized appreciation (depreciation) on investments	(32,336,751)	17,474,037
Dividends to Preferred Shareholders	(811,714)	(710,599)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(18,355,212)	54,653,387
Dividends to Common Shareholders from ($):
Investment income—net	(15,988,943)	(31,927,984)
Capital Stock Transactions ($):
Distributions reinvested	181,097	1,093,840
Increase (Decrease) in Net Assets from Capital Stock Transactions	181,097	1,093,840
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	(34,163,058)	23,819,243
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	564,909,550	541,090,307
End of Period	530,746,492	564,909,550
Undistributed investment income—net	1,425,567	2,226,830
Capital Share Transactions (Common Shares):
Shares issued for distributions reinvested	21,181	119,451

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and, with respect to common stock, market price data for the fund’s common shares.

	Six Months Ended
	March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	9.12	8.75	8.76	8.07	9.31	8.41
Investment Operations:
Investment income—net[a]	.26	.53	.55	.55	.54	.58
Net realized and unrealized gain (loss) on investments	(.55)	.37	(.03)	.73	(1.18)	.92
Dividends to Preferred Shareholders from investment income—net	(.01)	(.01)	(.00)[b]	(.00)[b]	(.01)	(.01)
Total from Investment Operations	(.30)	.89	.52	1.28	(.65)	1.49
Distributions to Common Shareholders:
Dividends from investment income—net	(.26)	(.52)	(.53)	(.59)	(.59)	(.59)
Net asset value, end of period	8.56	9.12	8.75	8.76	8.07	9.31
Market value, end of period	8.60	9.35	8.18	8.38	8.00	10.02
Total Return (%)[c]	(5.22)[d]	21.11	4.07	12.61	(14.65)	25.98

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2017	Year Ended September 30,
	(Unaudited)	2016	2015	2014	2013	2012
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.44[f]	1.30	1.26	1.30	1.30	1.30
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.32[f]	1.17	1.13	1.17	1.16	1.16
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.34[f]	.22	.17	.18	.11	.10
Ratio of net investment income to average net assets applicable to Common Stock[e]	6.02[f]	5.83	6.24	6.50	6.01	6.59
Ratio of total expenses to total average net assets	1.14[f]	1.03	1.00	1.00	.94	.94
Ratio of net expenses to total average net assets	1.04[f]	.93	.90	.90	.84	.84
Ratio of interest and expense related to floating rate notes issued to total average net assets	.27[f]	.17	.14	.14	.08	.07
Ratio of net investment income to total average net assets	4.75[f]	4.64	4.94	5.02	4.35	4.73
Portfolio Turnover Rate	7.19[d]	10.40	9.60	14.37	25.01	19.16
Asset Coverage of Preferred Stock, end of period	472	496	480	480	372	368
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	530,746	564,910	541,090	542,102	499,307	573,909
Preferred Stock Outstanding, end of period ($ x 1,000)	142,500	142,500	142,500	142,500	183,250	213,750
Floating Rate Notes Outstanding, end of period ($ x 1,000)	148,574	139,574	146,129	146,129	129,259	74,886

a Based on average common shares outstanding.
b Amount represents less than $.01 per share.
c  Calculated based on market value.
d Not annualized.
e Does not reflect the effect of dividends to Preferred Shareholders.
f Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 1,140 shares each of Series M, Series T, Series W, Series TH and Series F for a total of 5,700 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing shares of Common Stock and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law. The fund’s Board of Directors (the “Board”) has designated Hans C. Mautner and Robin A. Melvin as directors to be elected by the holders of APS.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	812,373,546	-	812,373,546
Liabilities ($)
Floating Rate Notes††	-	(148,574,397)	-	(148,574,397)

† See Statement of Investments for additional detailed categorizations.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At March 31, 2017, there were no transfers between levels of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to Common Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 30, 2017, the Board declared a cash dividend of $.043 per share from investment income-net, payable on April 28, 2017 to Common Shareholders of record as of the close of business on April 13, 2017.

(d) Dividends and distributions to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2017, for each Series of APS were as follows: Series M-1.361%, Series T-1.361%, Series W-1.361%, Series TH-1.394% and Series F-1.262%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2017 for each Series of APS were as follows: Series M-1.141%, Series T-1.142%, Series W-1.142%, Series TH-1.141% and Series F-1.146%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $68,741,102 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2016. If not applied, $9,875,465 of the carryover expires in fiscal year 2017, $32,540,019 expires in fiscal year 2018 and $6,369,224 expires in fiscal year 2019. The fund has $2,897,373 of post-enactment short-term capital losses and $17,059,021 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2016 was as follows: tax-exempt income $32,548,031 and ordinary income $90,552. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides for an expense reimbursement from Dreyfus should the fund’s aggregate expenses (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1½% of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. Dreyfus has currently undertaken, from October 1, 2016 through November 30, 2017, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $336,939 during the period ended March 31, 2017.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31, 2017, the fund was charged $22,663 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2017, the fund was charged $3,466 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $427,028, custodian fees $23,766 and Chief Compliance Officer fees $3,466, which are offset against an expense reimbursement currently in effect in the amount of $56,937.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2017, amounted to $48,136,855 and $48,332,938, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2017 was approximately $142,574,400, with a related weighted average annualized interest rate of 1.28%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2017, accumulated net unrealized appreciation on investments was $61,222,738, consisting of $63,064,001 gross unrealized appreciation and $1,841,263 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus representatives noted that the fund was a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and noted that the fund’s

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

total return performance, on a net asset value basis, was above the Performance Group and Performance Universe medians for all periods except for the four- and ten-year periods when it was slightly below the median; the fund’s total return performance, on a market price basis, was variously at, above and below the Performance Group median for the various periods and above the Performance Universe median for all periods except for the three- and four-year periods when it was slightly below the median. The Board also noted that, on a net asset value basis, the fund’s yield performance was at or above the Performance Group median for nine of the ten one-year periods ended September 30th and above the Performance Universe medians for all ten periods; the fund’s yield performance, on a market price basis, was at or above the Performance Group median in eight of the ten one-year periods ended September 30th and was at or above the Performance Universe median for all ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the fund’s contractual management fee was above the Expense Group median; the fund’s actual management fee, based on common assets, was below the Expense Group and Expense Universe medians, and the fund’s actual management fee, based on common assets and Leveraged Assets (as defined below), was above the Expense Group and Expense Universe medians; and the fund’s total expenses, both based on common assets alone and on common assets and Leveraged Assets, were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed, until May 31, 2017, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets, including net assets representing auction preferred stock outstanding (“Leveraged Assets”).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fund is a closed-end fund. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Gordon J. Davis†	Robert Salviolo
Joni Evans	Robert Svagna
Ehud Houminer	Chief Compliance Officer
Hans C. Mautner††	Joseph W. Connolly
Robin A. Melvin ††	Portfolio Managers
Burton N. Wallack	Daniel A. Rabasco
Benaree Pratt Wiley	Jeffrey B. Burger
† Interested Board Member
†† Elected by APS Holders
Officers	Manager
President	The Dreyfus Corporation
Bradley J. Skapyak	Custodian
Chief Legal Officer	The Bank of New York Mellon
Bennett A. MacDougall	Counsel
Vice President and Secretary	Proskauer Rose LLP
Janette E. Farragher	Transfer Agent,
Vice President and Secretaries	Dividend Disbursing Agent
James Bitetto	and Registrar
Joseph M. Chioffi	Computershare Inc.
Maureen E. Kane	(Common Stock)
Sarah S. Kelleher	Deutsche Bank Trust Company America
Jeff Prusnofsky	(Auction Preferred Stock)
Natalya Zelensky	Auction Agent
Treasurer	Deutsche Bank Trust Company America
James Windels	(Auction Preferred Stock)
Assistant Treasurers	Stock Exchange Listing
Richard Cassaro	NYSE Symbol: LEO
Gavin C. Reilly	Initial SEC Effective Date
Robert S. Robol	9/23/87

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and The Wall Street Journal, Mutual Funds section under the heading “Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	LEO

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0853SA0317

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

                  Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 23, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 23, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)